Accounts Receivable Accounts Receivable (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Allowance for Loan and Lease Loss, Recovery of Bad Debts	$ 1,785	$ 3,402	$ 9,084